PIMCO Funds

Supplement dated November 17, 2017 to the Credit Bond Funds Prospectus dated July 28, 2017, as supplemented from time to time (the “Prospectus”), and to the Statement of Additional

Information dated July 28, 2017 as supplemented from time to time (the “SAI”)

Disclosure Related to the PIMCO Capital Securities and Financials Fund (the “Fund”)

IMPORTANT NOTICE REGARDING CHANGES IN FUND NAME AND RELATED NON-FUNDAMENTAL INVESTMENT POLICY, PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS

Effective January 16, 2018, all references to the Fund’s name in the Prospectus and the SAI are deleted and replaced with the following:

PIMCO Preferred and Capital Securities Fund

In addition, effective January 16, 2018, the first paragraph of the “Principal Investment Strategies” section of the Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of preferred securities and Capital Securities. “Capital Securities” include securities issued by U.S. and non-U.S. financial institutions (including, but not limited to, banks and insurance companies) that can be used to satisfy their regulatory capital requirements. Capital Securities may be represented by forwards or derivatives such as options, futures contracts or swap agreements. The Fund will invest under normal circumstances at least 25% of its net assets in preferred securities. Assets not invested in preferred securities or Capital Securities may be invested in other types of Fixed Income Instruments, including derivative Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. By concentrating its investments in preferred securities and Capital Securities, the Fund will be subject to Preferred Securities Risk and Capital Securities Risk. The average portfolio duration of the Fund normally varies within two years (plus or minus) of the portfolio duration of the securities comprising the BofA Merrill Lynch 70% Constrained Preferred & Jr Subordinated Securities and 30% Contingent Capital Index, as calculated by Pacific Investment Management Company LLC (“PIMCO”), which as of May 31, 2017 was 4.06 years. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.

In addition, effective January 16, 2018, the last sentence of the last paragraph of the “Principal Investment Strategies” section of the Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The Fund may invest up to 20% of its total assets in common stock. The Fund may also invest in contingent convertible securities.

In addition, effective January 16, 2018, Capital and Financial Securities Risk in the “Principal Risks” section of the Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

Capital Securities Risk: the risk that the value of securities issued by U.S. and non-U.S. financial institutions that can be used to satisfy their regulatory capital requirements may decline in response to changes in legislation and regulations applicable to financial institutions and financial markets, increased competition, adverse changes in general or industry-specific economic conditions, or unfavorable interest rates. By investing under normal circumstances at least 80% of its assets in a combination of preferred securities and Capital Securities, the Fund will be more susceptible to these risks than a fund that does not invest in Capital Securities to the same extent as the Fund.

In addition, effective January 16, 2018, the following is added to the “Principal Risks” section of the Fund’s Fund Summary in the Prospectus immediately following Capital Securities Risk:

Preferred Securities Risk: the risk that preferred securities may be subject to greater credit or other risks than senior debt instruments. In addition, preferred securities are subject to other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rate, regulatory changes and special redemption rights

In addition, effective January 16, 2018, Capital and Financial Securities Risk in the “Description of Principal Risks” section in the Prospectus is deleted in its entirety and replaced with the following:

Capital Securities Risk

Capital Securities risk is the risk that the Fund’s investments in Capital Securities may decline in value in response to developments affecting financial institutions. Financial Institutions can be significantly affected by changes in legislation and regulations applicable to the financial markets. In addition, the Fund may lose money if issuers of Capital Securities become subject to increased competition, adverse changes in general or industry-specific economic conditions, or unfavorable interest rates. Issuers of Capital Securities may be particularly affected by factors such as the availability and cost of capital, rates of corporate and consumer debt defaults, and price competition. The financial sector (both domestic and foreign) has experienced a high degree of volatility in the past. This has resulted in significant regulatory change. These events and the possibility of future market volatility may have an adverse effect on the Fund. While many issuers of Capital Securities are subject to extensive federal and state regulations, and in certain cases federal insurance of deposits, such measures do not provide any guarantees against losses in the securities issued by such companies. By investing under normal circumstances at least 80% of its assets in a combination of preferred securities and Capital Securities, the Fund will be more susceptible to these risks than a fund that does not invest in Capital Securities to the same extent as the Fund.

In addition, effective January 16, 2018, the following is added to the “Description of Principal Risks” section in the Prospectus immediately following Capital Securities Risk:

Preferred Securities Risk

Preferred securities represent an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other securities such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Some preferred securities also entitle their holders to receive additional liquidation proceeds on the same basis as holders of a company’s common stock, and thus also represent an ownership interest in that company. Preferred securities may pay fixed or adjustable rates of return.

Preferred and other senior securities may pay fixed or adjustable rates of return. Preferred and other senior securities are subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred and other senior securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred and other senior securities will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects.

Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred securities of larger companies.

Preferred securities include certain hybrid securities and other types of preferred securities with different features from those of traditional preferred securities described above. Preferred securities that are hybrid securities possess various features of both debt and traditional preferred securities and as such, they may constitute senior debt, junior debt or preferred shares in an issuer’s capital structure. Therefore, unlike traditional preferred securities, hybrid securities may not be subordinate to a company’s debt securities.

Preferred securities also include trust preferred securities, which have the characteristics of both subordinated debt and preferred securities. The primary advantage of the structure of trust preferred securities is that they are treated by the financial institution as debt securities for tax purposes and as equity for the calculation of capital requirements. Trust preferred securities typically bear a market rate coupon comparable to interest rates available on debt of a similarly rated issuer. Typical characteristics include long-term maturities, early redemption by the issuer, periodic fixed or variable interest payments, and maturities at face value. The market value of trust preferred securities may be more volatile than those of conventional debt securities. There can be no assurance as to the liquidity of trust preferred securities and the ability of holders, such as a Fund, to sell their holdings.

In addition, effective January 16, 2018, the “Characteristics and Risks of Securities and Investment Techniques—Bank Capital Securities and Trust Preferred Securities” section in the Prospectus is deleted in its entirety and replaced with the following:

Bank Capital Securities

There are two common types of bank capital: Tier I and Tier II. Bank capital is generally, but not always, of investment grade quality. Tier I securities often take the form of trust preferred securities. Tier II securities are commonly thought of as hybrids of debt and preferred securities, are often perpetual (with no maturity date), callable and, under certain conditions, allow for the issuer bank to withhold payment of interest until a later date.

In addition, effective January 16, 2018, the “Characteristics and Risks of Securities and Investment Techniques—Preferred Securities” section in the Prospectus is deleted in its entirety and replaced with the following:

Preferred Securities

Preferred securities represent an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other securities such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Some preferred securities also entitle their holders to receive additional liquidation proceeds on the same basis as holders of a company’s common stock, and thus also represent an ownership interest in that company. Preferred securities may pay fixed or adjustable rates of return.

Preferred and other senior securities may pay fixed or adjustable rates of return. Preferred and other senior securities are subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred and other senior securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred and other senior securities will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred securities of larger companies.

Among other risks described in this Prospectus, the following issues are particularly associated with investments in preferred and other senior securities.

∎

Deferral and Omission of Distributions. Preferred and other senior securities may include features permitting or requiring the issuer to defer or omit distributions. Among other things, such deferral or omission may result in adverse tax consequences for a Fund.

∎	Limited Voting Rights. Preferred and other senior securities generally do not have voting rights with respect to the issuer unless dividends have been in arrears for certain specified periods of time.

∎

Liquidity. Preferred and other senior securities may be less liquid than other securities, including common stock and U.S. government securities. As a result, these securities are subject to the risk that they may be unable to be sold at the time desired by a Fund or at prices approximating the values at which the Fund is carrying the securities on its books. In addition, over longer periods of time, certain types of preferred or other senior securities may become more scarce or less liquid as a result of legislative changes. Such events may negatively affect the prices of securities held by a Fund, which may result in losses to the Fund.

∎

Regulatory Changes. Revisions to bank capital requirements by international regulatory bodies, to the extent they are adopted in the United States, may also negatively impact the market for certain preferred or senior securities.

∎

Special Redemption Rights. An issuer of preferred or other senior securities may redeem the securities prior to a specified date, which may occur due to changes in tax or securities laws or corporate actions. A redemption by the issuer may negatively impact the return of the preferred security.

In the future, preferred or other senior securities may be offered with features different from those described above, and as such, may entail different risks.

In addition, effective January 16, 2018, non-fundamental investment policy number 18, listed in the “Investment Restrictions—Non-Fundamental Investment Restrictions” section in the SAI, is deleted in its entirety and replaced with the following:

18. The PIMCO Preferred and Capital Securities Fund will invest, under normal circumstances, at least 80% of its assets in a combination of preferred securities and securities issued by financial institutions that can be used to satisfy the financial institution’s regulatory capital requirements.

Investors Should Retain This Supplement for Future Reference

PIMCO_SUPP1_111717

PIMCO Funds

Supplement dated November 17, 2017 to the International Bond Funds Prospectus

dated July 28, 2017, as supplemented from time to time (the “Prospectus”)

Disclosure Related to the PIMCO Global Bond Fund (Unhedged) and

PIMCO Global Bond Fund (U.S. Dollar-Hedged) (each, a “Fund”)

IMPORTANT NOTICE REGARDING CHANGES IN PRINCIPAL INVESTMENT STRATEGIES

Effective January 16, 2018, the fourth sentence of the second paragraph of the “Principal Investment Strategies” section of each Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of this Fund normally varies between two and eight years.

In addition, effective January 16, 2018, the seventh sentence of the second paragraph of the “Principal Investment Strategies” section of each Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The Fund invests primarily in investment grade debt securities, but may invest up to 20% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality (except that within such 20% limitation, the Fund may invest in mortgage-backed securities rated below B).

Investors Should Retain This Supplement for Future Reference

PIMCO_SUPP2_111717

PIMCO Funds

Supplement dated November 17, 2017 to the

Bond Funds Prospectus dated July 28, 2017, as supplemented from time to time (the “Prospectus”),

and to the Statement of Additional Information dated July 28, 2017,

as supplemented from time to time (the “SAI”)

Disclosure Related to Administrative Class Shares of the PIMCO Moderate Duration Fund and Class P Shares of the PIMCO Total Return Fund IV (each, a “Fund” and together, the “Funds”)

The Board of Trustees of PIMCO Funds (the “Trust”) has approved a Plan of Liquidation for Administrative Class shares of the PIMCO Moderate Duration Fund and Class P shares of the PIMCO Total Return Fund IV (each, a “Liquidating Share Class” and together, the “Liquidating Share Classes”) pursuant to which the Liquidating Share Class of each Fund will be liquidated (the “Liquidations”) on or about January 31, 2018 (“Liquidation Date”). This date may be changed without notice at the discretion of the Trust’s officers.

Suspension of Sales. Effective January 2, 2018, the Funds will no longer sell shares of the Liquidating Share Classes to new investors or existing shareholders (except through reinvested dividends), including through exchanges into shares of a Liquidating Share Class of a Fund from other funds of the Trust or funds of PIMCO Equity Series.

Mechanics. In connection with the Liquidations, any share of a Liquidating Share Class of a Fund outstanding on the Liquidation Date will be automatically redeemed as of the close of business on the Liquidation Date. The proceeds of any such redemption will be equal to the net asset value of such shares after such Fund has paid or provided for all of its charges, taxes, expenses and liabilities attributable to shares of such Liquidating Share Class. The distribution to shareholders of these liquidation proceeds will occur as soon as practicable, and will be made to all shareholders of record of the relevant Liquidating Share Class of such Fund at the time of the Liquidation. PIMCO will bear all operational expenses in connection with the Liquidations pursuant to the Second Amended and Restated Supervision and Administration Agreement between the Trust and PIMCO.

Other Alternatives. At any time prior to the Liquidation Date, shareholders of a Liquidating Share Class of a Fund may redeem their shares of such Liquidating Share Class of the Fund and receive the net asset value thereof, pursuant to the procedures set forth under “Purchases, Redemptions and Exchanges—Redeeming Shares” in the Prospectus. At any time prior to the Liquidation Date, shareholders may also exchange their shares of a Liquidating Share Class for shares of the same share class of any other fund of the Trust or any fund of PIMCO Equity Series that offers that class, or for another share class of the same Fund, if eligible, without the payment of any applicable contingent deferred sales charge or front-end sales charge. These exchange privileges are described in and subject to any restrictions set forth under “Purchases, Redemptions and Exchanges—Exchanging Shares” in the Prospectus and “Distribution of Trust Shares—Purchases, Exchanges and Redemptions” in the SAI.

U.S. Federal Income Tax Matters. For taxable shareholders of the Liquidating Share Classes, the automatic redemption of shares of a Liquidating Share Class of the Fund on the Liquidation Date will generally be treated as any other redemption of shares, i.e., as a sale that may result in a gain or loss for federal income tax purposes. Instead of waiting until the Liquidation Date, a shareholder of a Liquidating Share Class may voluntarily redeem his or her shares of such Liquidating Share Class prior to the Liquidation Date to the extent that the shareholder wishes to realize any such gains or losses prior thereto. See “Tax Consequences” in the Prospectus. Shareholders should consult their tax advisers regarding the tax treatment of the Liquidations.

If you have any questions regarding the Liquidations, please contact the Trust at 1-888-877-4626.

Investors Should Retain This Supplement For Future Reference

PIMCO_SUPP3_111717

PIMCO Funds

Supplement dated November 17, 2017 to the Credit Bond Funds

Prospectus dated July 28, 2017,

as supplemented from time to time (the “Prospectus”),

and to the Statement of Additional Information dated July 28, 2017,

as supplemented from time to time (the “SAI”)

Disclosure Related to Class C Shares of the PIMCO Capital Securities and Financials Fund (the “Fund”)

The Board of Trustees of PIMCO Funds (the “Trust”) has approved a Plan of Liquidation for Class C shares of the Fund pursuant to which Class C shares of the Fund will be liquidated (the “Liquidation”) on or about January 31, 2018 (“Liquidation Date”). This date may be changed without notice at the discretion of the Trust’s officers.

Suspension of Sales. Effective January 2, 2018, the Fund will no longer sell Class C shares to new investors or existing shareholders (except through reinvested dividends), including through exchanges into Class C shares of the Fund from other funds of the Trust or funds of PIMCO Equity Series.

Mechanics. In connection with the Liquidation, any Class C share of the Fund outstanding on the Liquidation Date will be automatically redeemed as of the close of business on the Liquidation Date. The proceeds of any such redemption will be equal to the net asset value of such shares after the Fund has paid or provided for all of its charges, taxes, expenses and liabilities attributable to its Class C shares. The distribution to shareholders of these liquidation proceeds will occur as soon as practicable, and will be made to all Class C shareholders of record of the Fund at the time of the Liquidation. PIMCO will bear all operational expenses in connection with the Liquidation pursuant to the Second Amended and Restated Supervision and Administration Agreement between the Trust and PIMCO.

Other Alternatives. At any time prior to the Liquidation Date, Class C shareholders of the Fund may redeem their Class C shares of the Fund and receive the net asset value thereof, pursuant to the procedures set forth under “Purchases, Redemptions and Exchanges—Redeeming Shares” in the Prospectus. At any time prior to the Liquidation Date, shareholders may also exchange their Class C Fund shares for Class C shares of any other fund of the Trust or any fund of PIMCO Equity Series that offers that class, or for another share class of the Fund, if eligible, without the payment of any applicable contingent deferred sales charge or front-end sales charge. These exchange privileges are described in and subject to any restrictions set forth under “Purchases, Redemptions and Exchanges—Exchanging Shares” in the Prospectus and “Distribution of Trust Shares—Purchases, Exchanges and Redemptions” in the SAI.

U.S. Federal Income Tax Matters. For taxable Class C shareholders, the automatic redemption of Class C shares of the Fund on the Liquidation Date will generally be treated as any other redemption of shares, i.e., as a sale that may result in a gain or loss for federal income tax purposes. Instead of waiting until the Liquidation Date, a Class C shareholder may voluntarily redeem his or her Class C shares prior to the Liquidation Date to the extent that the shareholder wishes to realize any such gains or losses prior thereto. See “Tax Consequences” in the Prospectus. Shareholders should consult their tax advisers regarding the tax treatment of the Liquidation.

If you have any questions regarding the Liquidation, please contact the Trust at 1-888-877-4626.

Investors Should Retain This Supplement For Future Reference

PIMCO_SUPP4_111717

PIMCO Funds

Supplement dated November 17, 2017 to the Equity-Related Strategy Funds

Prospectus dated July 28, 2017,

as supplemented from time to time (the “Prospectus”),

and to the Statement of Additional Information dated July 28, 2017,

as supplemented from time to time (the “SAI”)

Disclosure Related to Administrative Class Shares of the PIMCO RAE Fundamental PLUS EMG Fund and PIMCO StocksPLUS® International Fund (Unhedged); Class C Shares of the PIMCO RAE Fundamental PLUS International Fund; Class A and Class P Shares of the PIMCO RAE Low Volatility PLUS EMG Fund and PIMCO RAE Worldwide Long/Short PLUS Fund; Class P Shares of the PIMCO RAE Low Volatility PLUS Fund; Class A Shares of the PIMCO RAE Low Volatility PLUS International Fund; and Class R Shares of the PIMCO StocksPLUS® Absolute Return Fund, PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) and PIMCO StocksPLUS® Small Fund (each, a “Fund” and together, the “Funds”)

The Board of Trustees of PIMCO Funds (the “Trust”) has approved a Plan of Liquidation for certain share classes of the Funds (each, a “Liquidating Share Class” and together, the “Liquidating Share Classes”) as follows:

•	PIMCO RAE Fundamental PLUS EMG Fund and PIMCO StocksPLUS® International Fund (Unhedged): Administrative Class shares;
•	PIMCO RAE Fundamental PLUS International Fund: Class C shares;
•	PIMCO RAE Low Volatility PLUS EMG Fund and PIMCO RAE Worldwide Long/Short PLUS Fund: Class A and Class P shares;
•	PIMCO RAE Low Volatility PLUS Fund: Class P shares;
•	PIMCO RAE Low Volatility PLUS International Fund: Class A shares; and
•	PIMCO StocksPLUS® Absolute Return Fund, PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) and PIMCO StocksPLUS® Small Fund: Class R shares.

Pursuant to the Plan of Liquidation, the Liquidating Share Class(es) of each Fund will be liquidated (the “Liquidations”) on or about January 31, 2018 (“Liquidation Date”). This date may be changed without notice at the discretion of the Trust’s officers.

Suspension of Sales. Effective January 2, 2018, the Funds will no longer sell shares of the Liquidating Share Classes to new investors or existing shareholders (except through reinvested dividends), including through exchanges into shares of a Liquidating Share Class of a Fund from other funds of the Trust or funds of PIMCO Equity Series.

Mechanics. In connection with the Liquidations, any share of a Liquidating Share Class of a Fund outstanding on the Liquidation Date will be automatically redeemed as of the close of business on the Liquidation Date. The proceeds of any such redemption will be equal to the net asset value of such shares after such Fund has paid or provided for all of its charges, taxes, expenses and liabilities attributable to shares of such Liquidating Share Class. The distribution to shareholders of these liquidation proceeds will occur as soon as practicable, and will be made to all shareholders of record of the relevant Liquidating Share Class of such Fund at the time of the Liquidation. PIMCO will bear all operational expenses in connection with the Liquidations pursuant to the Second Amended and Restated Supervision and Administration Agreement between the Trust and PIMCO.

Other Alternatives. At any time prior to the Liquidation Date, shareholders of a Liquidating Share Class of a Fund may redeem their shares of such Liquidating Share Class of the Fund and receive the net asset value thereof, pursuant to the procedures set forth under “Purchases, Redemptions and Exchanges—Redeeming Shares” in the Prospectus. At any time prior to the Liquidation Date, shareholders may also exchange their shares of a Liquidating Share Class for shares of the same share class of any other fund of the Trust or any fund of PIMCO Equity Series that offers that class, or for another share class of the same Fund, if eligible, without the payment of any applicable contingent deferred sales charge or front-end sales charge. These exchange privileges are described in and subject to any restrictions set forth under “Purchases, Redemptions and Exchanges—Exchanging Shares” in the Prospectus and “Distribution of Trust Shares—Purchases, Exchanges and Redemptions” in the SAI.

U.S. Federal Income Tax Matters. For taxable shareholders of the Liquidating Share Classes, the automatic redemption of shares of a Liquidating Share Class of the Fund on the Liquidation Date will generally be treated as any other redemption of shares, i.e., as a sale that may result in a gain or loss for federal income tax purposes. Instead of waiting until the Liquidation Date, a shareholder of a Liquidating Share Class may voluntarily redeem his or her shares of such Liquidating Share Class prior to the Liquidation Date to the extent that the shareholder wishes to realize any such gains or losses prior thereto. See “Tax Consequences” in the Prospectus. Shareholders should consult their tax advisers regarding the tax treatment of the Liquidations.

If you have any questions regarding the Liquidations, please contact the Trust at 1-888-877-4626.

Investors Should Retain This Supplement For Future Reference

PIMCO_SUPP5_111717

PIMCO Funds

Supplement dated November 17, 2017 to the International Bond Funds Prospectus dated July 28, 2017, as supplemented from time to time (the “Prospectus”), and to the Statement of Additional Information dated July 28, 2017, as supplemented from time to time (the “SAI”)

Disclosure Related to Class A and Class P Shares of the PIMCO Emerging Markets Corporate Bond Fund and PIMCO Emerging Markets Full Spectrum Bond Fund; Administrative Class Shares of the PIMCO Emerging Markets Currency Fund; Class R Shares of the PIMCO Global Advantage® Strategy Bond Fund; and Class P Shares of the PIMCO Global Bond Fund (Unhedged) (each, a “Fund” and together, the “Funds”)

The Board of Trustees of PIMCO Funds (the “Trust”) has approved a Plan of Liquidation for certain share classes of the Funds (each, a “Liquidating Share Class” and together, the “Liquidating Share Classes”) as follows:

•	PIMCO Emerging Markets Corporate Bond Fund and PIMCO Emerging Markets Full Spectrum Bond Fund: Class A and Class P shares;
•	PIMCO Emerging Markets Currency Fund: Administrative Class shares;
•	PIMCO Global Advantage® Strategy Bond Fund: Class R shares; and
•	PIMCO Global Bond Fund (Unhedged): Class P shares.

Pursuant to the Plan of Liquidation, the Liquidating Share Class(es) of each Fund will be liquidated (the “Liquidations”) on or about January 31, 2018 (“Liquidation Date”). This date may be changed without notice at the discretion of the Trust’s officers.

Suspension of Sales. Effective January 2, 2018, the Funds will no longer sell shares of the Liquidating Share Classes to new investors or existing shareholders (except through reinvested dividends), including through exchanges into shares of a Liquidating Share Class of a Fund from other funds of the Trust or funds of PIMCO Equity Series.

Mechanics. In connection with the Liquidations, any share of a Liquidating Share Class of a Fund outstanding on the Liquidation Date will be automatically redeemed as of the close of business on the Liquidation Date. The proceeds of any such redemption will be equal to the net asset value of such shares after such Fund has paid or provided for all of its charges, taxes, expenses and liabilities attributable to shares of such Liquidating Share Class. The distribution to shareholders of these liquidation proceeds will occur as soon as practicable, and will be made to all shareholders of record of the relevant Liquidating Share Class of such Fund at the time of the Liquidation. PIMCO will bear all operational expenses in connection with the Liquidations pursuant to the Second Amended and Restated Supervision and Administration Agreement between the Trust and PIMCO.

Other Alternatives. At any time prior to the Liquidation Date, shareholders of a Liquidating Share Class of a Fund may redeem their shares of such Liquidating Share Class of the Fund and receive the net asset value thereof, pursuant to the procedures set forth under “Purchases, Redemptions and Exchanges—Redeeming Shares” in the Prospectus. At any time prior to the Liquidation Date, shareholders may also exchange their shares of a Liquidating Share Class for shares of the same share class of any other fund of the Trust or any fund of PIMCO Equity Series that offers that class, or for another share class of the same Fund, if eligible, without the payment of any applicable contingent deferred sales charge or front-end sales charge. These exchange privileges are described in and subject to any restrictions set forth under “Purchases, Redemptions and Exchanges—Exchanging Shares” in the Prospectus and “Distribution of Trust Shares—Purchases, Exchanges and Redemptions” in the SAI.

U.S. Federal Income Tax Matters. For taxable shareholders of the Liquidating Share Classes, the automatic redemption of shares of a Liquidating Share Class of the Fund on the Liquidation Date will generally be treated as any other redemption of shares, i.e., as a sale that may result in a gain or loss for federal income tax purposes. Instead of waiting until the Liquidation Date, a shareholder of a Liquidating Share Class may voluntarily redeem his or her shares of such Liquidating Share Class prior to the Liquidation Date to the extent that the shareholder wishes to realize any such gains or losses prior thereto. See “Tax Consequences” in the Prospectus. Shareholders should consult their tax advisers regarding the tax treatment of the Liquidations.

If you have any questions regarding the Liquidations, please contact the Trust at 1-888-877-4626.

Investors Should Retain This Supplement For Future Reference

PIMCO_SUPP6_111717

PIMCO Funds

Supplement dated November 17, 2017 to the Real Return Strategy Funds

Prospectus dated July 28, 2017,

as supplemented from time to time (the “Prospectus”),

and to the Statement of Additional Information dated July 28, 2017,

as supplemented from time to time (the “SAI”)

Disclosure Related to Class P and Class D Shares of the PIMCO Real Return Limited Duration Fund (the “Fund”)

The Board of Trustees of PIMCO Funds (the “Trust”) has approved a Plan of Liquidation for Class P and Class D shares of the Fund (each, a “Liquidating Share Class” and together, the “Liquidating Share Classes”) pursuant to which the Liquidating Share Classes of the Fund will be liquidated (the “Liquidations”) on or about January 31, 2018 (“Liquidation Date”). This date may be changed without notice at the discretion of the Trust’s officers.

Suspension of Sales. Effective January 2, 2018, the Fund will no longer sell shares of the Liquidating Share Classes to new investors or existing shareholders (except through reinvested dividends), including through exchanges into shares of a Liquidating Share Class of the Fund from other funds of the Trust or funds of PIMCO Equity Series.

Mechanics. In connection with the Liquidations, any share of a Liquidating Share Class of the Fund outstanding on the Liquidation Date will be automatically redeemed as of the close of business on the Liquidation Date. The proceeds of any such redemption will be equal to the net asset value of such shares after the Fund has paid or provided for all of its charges, taxes, expenses and liabilities attributable to shares of such Liquidating Share Class. The distribution to shareholders of these liquidation proceeds will occur as soon as practicable, and will be made to all shareholders of record of the relevant Liquidating Share Class of the Fund at the time of the Liquidation. PIMCO will bear all operational expenses in connection with the Liquidations pursuant to the Second Amended and Restated Supervision and Administration Agreement between the Trust and PIMCO.

Other Alternatives. At any time prior to the Liquidation Date, shareholders of a Liquidating Share Class of the Fund may redeem their shares of such Liquidating Share Class of the Fund and receive the net asset value thereof, pursuant to the procedures set forth under “Purchases, Redemptions and Exchanges—Redeeming Shares” in the Prospectus. At any time prior to the Liquidation Date, shareholders may also exchange their shares of a Liquidating Share Class for shares of the same share class of any other fund of the Trust or any fund of PIMCO Equity Series that offers that class, or for another share class of the Fund, if eligible, without the payment of any applicable contingent deferred sales charge or front-end sales charge. These exchange privileges are described in and subject to any restrictions set forth under “Purchases, Redemptions and Exchanges—Exchanging Shares” in the Prospectus and “Distribution of Trust Shares—Purchases, Exchanges and Redemptions” in the SAI.

U.S. Federal Income Tax Matters. For taxable shareholders of the Liquidating Share Classes, the automatic redemption of shares of a Liquidating Share Class of the Fund on the Liquidation Date will generally be treated as any other redemption of shares, i.e., as a sale that may result in a gain or loss for federal income tax purposes. Instead of waiting until the Liquidation Date, a shareholder of a Liquidating Share Class may voluntarily redeem his or her shares of such Liquidating Share Class prior to the Liquidation Date to the extent that the shareholder wishes to realize any such gains or losses prior thereto. See “Tax Consequences” in the Prospectus. Shareholders should consult their tax advisers regarding the tax treatment of the Liquidations.

If you have any questions regarding the Liquidations, please contact the Trust at 1-888-877-4626.

Investors Should Retain This Supplement For Future Reference

PIMCO_SUPP7_111717